Note 28 - Related Party Transactions	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of related party [text block]
2
8
.          Related party transactions

AWN is the ultimate controlling party by virtue of its
60.3%
shareholding in VivoPower. Kevin Chin, Chairman of VivoPower, is also Chief Executive of AWN. During the period, a number of services were provided to the Group from AWN and its subsidiaries; the extent of the transactions between the two
groups is listed below.

On
June 30, 2020,
the Company completed a refinancing transaction on its shareholder loan. Under the terms of the refinancing, the new loan applies normal commercial terms, with interest at
10.0%
per annum and line fee of
2%.
Both interest and line fee are payable monthly in advance, except that until the Company achieves a corporate liquidity event such as a business sale or capital raise, the interest and line fee will accrue without payment. Principal is repayable in equal monthly instalments commencing
July 2021
until
March 2022.
The new refinanced loan capitalized and settled existing related party balances with Arowana, as detailed below, for a total principal as at
June 30, 2020
of
$23,303,288.

Prior to the refinancing, VivoPower was indebted to Arowana via a shareholder loan on normal commercial terms with interest at
8.5%
per annum payable monthly in advance and principal repayable in equal monthly instalments of
$75,000
for
ten
months beginning
April 2018,
with the remainder repayable in
21
equal monthly instalments commencing
July 2020.
At
June 30, 2019
the principal balance due to Arowana by VivoPower under this loan was
$18,242,636
(
March 31, 2019:
$18,242,636;
2018:
$18,992,636
). , and this amount plus unpaid interest of
$2,185,701
was settled as part of the parent company loan refinancing transaction on
June 30, 2019,
leaving
nil
balance at
June 30, 2020.

Prior to the refinancing, VivoPower was also indebted to Arowana via a shareholder loan on normal commercial terms with interest at
10.0%
per annum payable monthly in arrears and principal repayable upon release of restricted cash held as bank guarantee security as disclosed in Note
16
to the consolidated financial statements. Of the principal balance as at
June 30, 2019
of
$765,681,
$320,530
was repaid in the year ended
June 30, 2020,
whilst the remaining
$445,151
plus interest was capitalized in the parent company loan refinancing, settled on
June 30, 2020
as part of the parent company loan refinancing. At
June 30, 2019
the principal balance due to Arowana by VivoPower under this loan was
$765,681
(
March 31, 2019:
nil;
2018:
nil
).

A
$1,300,000
bridge loan was provided to VivoPower by Arowana during the year ended
June 30, 2020.
The loan plus accrued interest of
$43,231
was also settled as part of the parent company loan refinancing on
June 30, 2020.

Directors fees for Kevin Chin in the amount of
$207,181
were charged to the Company by Arowana Partners Group Pty Limited, a company of which Mr. Chin is a shareholder and director, during the year ended
June 30, 2020.
At
June 30, 2020
the Company had an account payable to Arowana Partners Group Pty Limited of
$105,620
(
June 30, 2019;
$88,516;
March 31, 2019:
$47,990;
2018:
$42,188
) in respect of these services.

Art Russell, Interim Chief Executive Officer, was employed by Arowana International UK Limited, a subsidiary of Arowana until his resignation on
March 17, 2020,
and seconded to VivoPower;
$277,306
was charged to the Company during the year ended
June 30, 2020.
At
June 30, 2020,
the Company had an account payable of
$185,253
(
June 30, 2019:
$116,923;
March 31, 2019:
$32,657;
2018:
$80,026
) in respect of these services.

Michael Hui, non-executive director of VivoPower International PLC, is also an employee and director of Arowana. During the year ended
June 30, 2020,
Mr. Hui invoiced the Company
$11,131
for director fees from the date of his appointment to the Board in
January 2020.
At
June 30, 2020,
the Company had an account payable of
$1,878
in respect of these services.

From time to time, costs incurred by Arowana on behalf of VivoPower are recharged to the Company. During the year ended
June 30, 2020,
$108,785
was recharged to the Company. At
June 30, 2020,
the Company has a payable to Arowana in respect of recharges of
$202,024
(
June 30, 2019:
$1,268,670;
March 31, 2019:
$1,268,670;
2018:
$1,802,003
). On
June 30, 2020
$1,066,666
of the recharge balance was settled and capitalized in the refinanced AWN loan.

Aevitas is indebted to the following subsidiaries of AWN via their holdings in Aevitas convertible loan notes, which are accounted for as equity instruments within other reserves, as more fully described in Note
23
to the consolidated financial statements, and for which they earned
$659,090
of interest during the year ended
June 30, 2020.
The outstanding amount represents the face value plus interest accrued to
June 30, 2020:

●	Arowana Australasian Special Situations 1A Pty Ltd: 666,666 Aevitas convertible loan notes with an outstanding amount of $4,729,996;
●	Arowana Australasian Special Situations 1B Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,730,003; and,
●	Arowana Australasian Special Situations 1C Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,730,003.

Subsidiaries of Arowana hold the following convertible preferred shares of Aevitas, which are accounted for as equity instruments within other reserves, and for which they earned
$282,467
of dividends during the year ended
June 30, 2020.
The outstanding amount represents the face value plus dividends accrued to
June 30, 2020:

●	Arowana Australasian Special Situations 1A Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,216,880;
●	Arowana Australasian Special Situations 1B Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,216,880;
●	Arowana Australasian Special Situations 1C Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,216,880; and,
●	Arowana Australasian Special Situations Fund 1 Pty Limited: 833,333 Aevitas convertible preferred shares with an outstanding amount of $2,607,597.

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one
of the directors of the corporate trustee of such trust, who holds
4,500
Aevitas convertible loan notes with an outstanding amount of
$30,359
representing face value plus interest accrued to
June 30, 2020
and earned interest of
$1,483
for the year ended
June 30, 2020.

Aevitas is also indebted to The Panaga Group Trust, who also holds
4,500
Aevitas convertible preferred shares with an outstanding amount of
$13,426
representing face value plus dividends accrued to
June 30, 2020
and earned dividends of
$636
for the year ended
June 30, 2020.